ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details) $ / shares in Units, $ in Thousands, ¥ in Millions			1 Months Ended		12 Months Ended
	Apr. 25, 2019 USD ($) $ / shares shares	Jan. 28, 2019 USD ($) $ / shares shares	Apr. 30, 2019 CNY (¥) item shares	Apr. 30, 2019 USD ($) item $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Jan. 31, 2019 $ / shares	Nov. 02, 2018
VIE arrangements
Gain (loss) on equity transactions				$ 0
Revenues					$ 349,783	$ 498,198	$ 174,624
Share Price | $ / shares						$ 4.25		$ 10.00
Contingent beneficial conversion feature recognized as additional interest expense					$ 2,128	$ 0	$ 0
2019 Earnout shares
VIE arrangements
Share Price | $ / shares				$ 13.00
Number of Trading Days | item			60	60
Number of Consecutive Trading Days | item			90	90
2020 Earnout shares
VIE arrangements
Share Price | $ / shares				$ 13.50
Number of Trading Days | item			60	60
Number of Consecutive Trading Days | item			90	90
SPAC Transaction could not be closed by May 31, 2019 | Kunlun Tech Limited
VIE arrangements
Amount due		$ 20,000
Kaixin Auto Holdings [Member] | 58.com Holdings Inc
VIE arrangements
Principal amount of loan converted	$ 1,000
Kaixin Auto Holdings [Member] | Kunlun Tech Limited
VIE arrangements
Principal amount of loan converted		20,000
Accrued interest amount of loan converted		$ 219
Number of units issued in conversion | shares		2,000,000
Contingent beneficial conversion feature recognized as additional interest expense		$ 2,128
Kaixin Auto Holdings [Member] | E&A Callet Investment Limited
VIE arrangements
Number of units issued in conversion | shares	750,000
Proceeds from issuance of units	$ 7,500
Number of ordinary shares issued | shares	750,000
Number of warrants issued | shares	375,000
Number of rights that converted into ordinary shares issued | shares	75,000
Kaixin Auto Holdings [Member] | EBITDA 1
VIE arrangements
Adjusted EBITDA				$ 150,000
Kaixin Auto Holdings [Member] | EBITDA 2
VIE arrangements
Adjusted EBITDA | ¥			¥ 200
Kaixin Auto Holdings [Member] | EBITDA 3
VIE arrangements
Adjusted EBITDA | ¥			340
Kaixin Auto Holdings [Member] | EBITDA 4
VIE arrangements
Adjusted EBITDA | ¥			¥ 480
Kaixin Auto Holdings [Member] | SPAC Transaction closed by May 31, 2019 | 58.com Holdings Inc
VIE arrangements
Share Price | $ / shares	$ 10.00
Conversion of loan into units	$ 1,000
Number of units issued in conversion | shares	100,000
Contingent beneficial conversion feature recognized as additional interest expense	$ 0
Kaixin Auto Holdings [Member] | SPAC Transaction closed by May 31, 2019 | Kunlun Tech Limited
VIE arrangements
Share Price | $ / shares		$ 10.00
Conversion of loan into units		$ 20,000
Number of shares in a unit | shares		1
Number of warrants in a unit | shares		0.5
Striking price of warrant | $ / shares		$ 11.50
Number of right in a unit | shares		0.1
Kaixin [Member] | 58.com Holdings Inc
VIE arrangements
Face amount of debt	$ 1,000
Annual interest rate	4.35%
Kaixin [Member] | Kunlun Tech Limited
VIE arrangements
Face amount of debt		$ 20,000
Annual interest rate		4.35%
Kaixin Auto Group (formerly named as Renren Wealth Inc.) [Member]
VIE arrangements
Percentage of legal ownership by Renren Inc				69.00%					100.00%
Indemnification shares issued and held in escrow | shares			3,300,000	3,300,000
Earnout Shares Held in Escrow Account | shares			19,500,000	19,500,000
Ordinary shares entitled to receive | shares			1,950,000	1,950,000
Kaixin Auto Group (formerly named as Renren Wealth Inc.) [Member] | EBITDA 1
VIE arrangements
Ordinary shares entitled to receive | shares			3,900,000	3,900,000
Kaixin Auto Group (formerly named as Renren Wealth Inc.) [Member] | EBITDA 2
VIE arrangements
Proportionate increase in issuance of equity shares | shares			7,800,000	7,800,000
Kaixin Auto Group (formerly named as Renren Wealth Inc.) [Member] | EBITDA 3
VIE arrangements
Ordinary shares entitled to receive | shares			4,875,000	4,875,000
Kaixin Auto Group (formerly named as Renren Wealth Inc.) [Member] | EBITDA 4
VIE arrangements
Proportionate increase in issuance of equity shares | shares			9,750,000	9,750,000
Kaixin Auto Group (formerly named as Renren Wealth Inc.) [Member] | Kaixin Auto Holdings [Member]
VIE arrangements
Revenues				$ 5,000,000
CM Seven Star Acquisition Corporation [Member]
VIE arrangements
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Business Combination, Consideration Transferred				$ 25,000
Minimum
VIE arrangements
Share Price | $ / shares					$ 2.12
Variable Interest Entity [Member]
VIE arrangements
Percentage of VIEs revenues to the consolidated net revenues					97.00%	97.60%	88.10%
Percentage of VIEs assets to the consolidated total assets					43.80%	55.70%
Percentage of VIEs liability to the consolidated total liabilities					56.20%	66.30%
Revenues					$ 339,210	$ 486,388	$ 153,759
Variable Interest Entity [Member] | Power of Attorney [Member]
VIE arrangements
Term of agreement					10 years
Variable Interest Entity [Member] | Business Operations Agreement [Member]
VIE arrangements
Advance written notice period for not extending term of agreement					30 days
Variable Interest Entity [Member] | Exclusive Equity Option Agreement [Member]
VIE arrangements
Term of agreement					10 years
Advance written notice period for not extending term of agreement					30 days
Variable Interest Entity [Member] | Exclusive Technical and Consulting Services Agreement [Member]
VIE arrangements
Advance written notice period for not extending term of agreement					30 days
Variable Interest Entity [Member] | Intellectual Property License Agreement [Member]
VIE arrangements
Advance written notice period for not extending term of agreement					30 days